Notes to the cash flow statement - Summary of Tabular Form of Cash Flow from Operating Activities (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Notes To The Cash Flow Statement [Abstract]
Operating profit	£ 17.3 [1]	£ 7.1	£ 10.4	[1]	£ 55.3	[1]
Adjustments for:
Depreciation of property, plant and equipment	4.3	11.0	7.3		4.8
Depreciation of right-of-use assets	3.8	9.1	6.7		0.0
Amortization of intangible assets	7.9	20.9	15.7		10.5
Impairment of intangible assets	0.0	3.8	14.9		12.8
Loss on disposal of property, plant and equipment	0.2	0.5	0.0		0.0
Derivative financial instruments at fair value through profit or loss	(0.4)	0.0	0.0		0.4
Research and development expenditure credit	(0.7)	(2.5)	(1.5)		(1.9)
Share-based payments charge	7.3	17.9	9.3		6.5
Unrealized currency translation losses / (gains)	1.0	0.4	(1.4)		(1.1)
Operating cash flows before movements in working capital	40.7	68.2	61.4		87.3
Increase in inventories	(3.5)	(6.2)	(1.1)		(6.1)
Decrease / (increase) in receivables	(7.7)	4.0	2.7		(6.1)
Increase in payables	3.6	6.2	2.4		7.7
Cash generated from operations	£ 33.1	£ 72.2	£ 65.4		£ 82.8

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.